UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James S. O'Donnell
Title: President
Phone: 703-584-6027

December 31, 2006   James S. O'Donnell    McLean, Virginia
[Date]              [Signature]    	   [City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 20
Form 13F Information Table Value Total: $24,487,142.18




List of Other Included Managers:
None



Security		   Type  Quantity  	Cusip	 	  Value 	voting
PROCTER & GAMBLE	com	37434	   742718109		$2,405,877.01	sole
3M COMPANY		com	27441	   88579Y101		$2,138,445.20	sole
EXXON MOBIL		com	23321	   30231G102		$1,787,058.57	sole
CATERPILLAR		com	28618	   149123101		$1,755,122.01	sole
CITIGROUP		com	29661      172967101		$1,652,096.51	sole
AT&T			com	44111      00206R102		$1,576,959.31	sole
GENERAL ELECTRIC	com	39640      369604103		$1,475,017.72	sole
ALTRIA GROUP, INC.	com	15922      02209S103		$1,366,393.00	sole
DUPONT			com	26991      263534109		$1,314,730.05	sole
AMERICAN EXPRESS	com	20581      025816109		$1,248,671.41	sole
JP MORGAN		com	25768      46625H100		$1,244,605.94	sole
UPS CL B		com	16549      911312106		$1,240,868.54	sole
BANK OF AMERICA CORP	com	23129      060505104		$1,234,856.99	sole
IBM			com	12181      459200101		$1,183,407.27	sole
CHEVRON CORPORATION	com	11257      166764100		$827,729.49	sole
JOHNSON & JOHNSON	com	11756	   478160104		$776,131.12	sole
CARDINAL FINANCIAL	com     41800	   14149F109	        $428,450.00     sole
HOME DEPOT, INC.	com	9525	   437076102		$382,524.00	sole
BELL SOUTH		com	5364	   079860102		$252,698.04	sole
ADVANCIS PHARM		com     50000	   00764L109 		$195,500.00     sole
